Taxation	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Taxation
12.	Taxation
a)	Income tax expense/(benefit) (in thousands)

	2019	2020	2021
Current tax:
Corporate tax	$15,676	$32,430	$33,105
Prior year adjustments	(1,652)	(96)	3,567
Total current tax	14,024	32,334	36,672
Total deferred tax benefit, net	(12,862)	(46,768)	(33,670)
Income tax expense/(benefit)	$1,162	$(14,434)	$3,002

b)	Reconciliation of the effective tax rate

The tax on the Group’s (loss)/profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profit of the consolidated entities as follows (in thousands):

	2019 (1)(2)	2020 (1)(2)	2021
(Loss)/profit before tax (1)	$(392,338)	$(3,330,057)	$1,473,613
Tax at the UK tax rate of 19.00% (2020: 19.00%, 2019:19.00%)	(74,544)	(632,711)	279,986
Tax effects of:
Sundry non-taxable income	(4,414)	(9,555)	(45,567)
Sundry non-taxable expense	6,338	22,262	20,493
Non-taxable items evaluated at fair value	-	548,524	(311,379)
Taxes paid overseas and rate difference	3,853	5,816	(6,260)
Adjustments in respect of change in tax rates	-	-	(937)
Adjustments in respect of prior year	(1,652)	(96)	3,567
Unrecognized deferred tax assets	71,581	51,326	63,099
Income tax expense/(benefit)	$1,162	$(14,434)	$3,002
(2)	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
(3)	Previously reported comparatives for the years ended December 31, 2020 and 2019 have been re-presented for comparability with condensed disclosure for the year ended December 31, 2021.

During the preparation of the Group’s condensed Consolidated financial statements for the three months ended March 31, 2021, a misstatement of $17.4 million was identified in relation to the accounting for interest expense reported in our results for the year ended December 31, 2020, relating to a calculation error.  During the preparation of the Group’s Consolidated financial statements for the year ended December 31, 2021, an understatement of $19.8 million was identified in relation to the accounting for share-based compensation expense reported in our results for the year ended December 31, 2019, relating to a calculation error. The tax impact of both misstatements have been reflected in the reconciliation table above.

The UK corporation tax rate applicable from April 1, 2020 is 19% therefore, the Group has used a tax rate of 19% for the 2021 financial year. An increase in the main UK corporation tax rate to 25% from fiscal year 2023, announced in the Budget on March 3, 2021, has been substantially enacted therefore, in calculating UK unrecognized deferred tax assets on tax losses, the calculation has used the enacted tax rates.

The tax on items presented within other comprehensive (loss)/income is $nil (2020 and 2019: $nil)